Share-Based Payment (Details) - Schedule of Fair Value of the Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Fair value in the grant date (thousands USD)
Range of share price (USD)
Range of exercise price (USD)
Range of expected share price volatility
Range of estimated life (years)
Range of weighted average of risk-free interest rate
Expected dividend yield
19.A - Consultants and Employees [Member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Fair value in the grant date (thousands USD)	2,049
Expected dividend yield
19.A - Consultants and Employees [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Range of share price (USD)	$ 2.46
Range of exercise price (USD)	$ 1
Range of expected share price volatility	103.20%
Range of estimated life (years)	4 years 6 months
Range of weighted average of risk-free interest rate	4.33%
19.A - Consultants and Employees [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Range of share price (USD)	$ 2.86
Range of exercise price (USD)	$ 3.05
Range of expected share price volatility	121.85%
Range of estimated life (years)	8 years
Range of weighted average of risk-free interest rate	4.50%
19.B - Directors and CEO [Member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Fair value in the grant date (thousands USD)		$ 21,708
Expected dividend yield
19.B - Directors and CEO [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Range of share price (USD)		$ 1.38
Range of exercise price (USD)		$ 0
Range of expected share price volatility		93.62%
Range of estimated life (years)		4 years
Range of weighted average of risk-free interest rate		0.29%
19.B - Directors and CEO [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options [Line Items]
Range of share price (USD)		$ 6.52
Range of exercise price (USD)		$ 9.33
Range of expected share price volatility		125.90%
Range of estimated life (years)		7 years 25 days
Range of weighted average of risk-free interest rate		1.33%